Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of Cash and Cash Equivalents

	31 December	31 December
	2021	2020
Cash in hand	184	179
Banks	18,640,827	11,858,067
- Demand deposits	3,045,179	975,753
- Time deposits	15,595,648	10,882,314
Other cash and cash equivalents	—	8,354
Impairment loss provision	(12,346)	(6,045)
Cash and cash equivalents	18,628,665	11,860,555